Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Construction and Housing Portfolio
November 30, 2025
HOU-NPRT3-0126
1.810672.121
Common Stocks - 99.6%
	Shares	Value ($)
UNITED STATES - 99.6%
Consumer Discretionary - 44.8%
Automobile Components - 0.4%
Modine Manufacturing Co (a)	16,400	2,658,931
Household Durables - 12.4%
Blu Homes Inc (a)(c)(d)	11,990,913	3,717
Cavco Industries Inc (a)	12,130	7,225,235
DR Horton Inc	37,326	5,935,207
KB Home	73,840	4,750,127
Lennar Corp Class A (b)	17,820	2,339,766
Meritage Homes Corp	76,800	5,612,544
NVR Inc (a)	205	1,538,994
PulteGroup Inc	142,805	18,163,368
Somnigroup International Inc	152,700	13,975,104
Toll Brothers Inc	89,220	12,475,633
TopBuild Corp (a)	32,400	14,661,000
Whirlpool Corp (b)	21,970	1,699,380
		88,380,075
Specialty Retail - 32.0%
Floor & Decor Holdings Inc Class A (a)	177,460	11,290,005
Home Depot Inc/The	313,300	111,823,036
Lowe's Cos Inc	396,285	96,091,187
RH (a)	14,600	2,300,814
Williams-Sonoma Inc	41,160	7,409,212
		228,914,254
TOTAL CONSUMER DISCRETIONARY		319,953,260

Industrials - 33.3%
Building Products - 20.3%
AAON Inc (b)	45,170	4,222,492
American Woodmark Corp (a)	35,230	1,942,230
Armstrong World Industries Inc	47,510	9,014,547
Builders FirstSource Inc (a)	98,715	11,078,784
Carlisle Cos Inc (b)	34,930	11,110,185
Carrier Global Corp	162,560	8,921,293
Johnson Controls International plc	385,701	44,860,884
Simpson Manufacturing Co Inc	61,130	10,231,939
Trane Technologies PLC	97,370	41,039,508
Trex Co Inc (a)	74,100	2,592,018
		145,013,880
Construction & Engineering - 12.8%
AECOM	78,480	8,093,642
Comfort Systems USA Inc	19,665	19,211,525
EMCOR Group Inc	23,320	14,343,432
Fluor Corp (a)	38,300	1,644,219
Granite Construction Inc	46,870	5,039,931
IES Holdings Inc (a)	9,600	4,018,272
Quanta Services Inc	69,369	32,248,261
WillScot Holdings Corp	366,590	7,240,153
		91,839,435
Trading Companies & Distributors - 0.2%
Herc Holdings Inc	11,800	1,584,386
TOTAL INDUSTRIALS		238,437,701

Materials - 11.8%
Chemicals - 0.3%
Sherwin-Williams Co/The	6,970	2,395,519
Construction Materials - 11.5%
CRH PLC	291,440	34,961,143
Eagle Materials Inc	34,850	7,796,642
James Hardie Industries PLC depository receipt (a)	221,823	4,413,591
Martin Marietta Materials Inc	48,940	30,501,366
Vulcan Materials Co	13,546	4,026,413
		81,699,155
TOTAL MATERIALS		84,094,674

Real Estate - 9.7%
Real Estate Management & Development - 0.5%
Compass Inc Class A (a)	315,920	3,291,886
Residential REITs - 9.2%
Camden Property Trust	86,190	9,165,445
Elme Communities	549,480	9,538,973
Equity Residential	27,970	1,727,148
Essex Property Trust Inc	36,300	9,569,406
Invitation Homes Inc	678,260	19,126,932
Mid-America Apartment Communities Inc	110	14,947
Sun Communities Inc	131,700	16,968,228
		66,111,079
TOTAL REAL ESTATE		69,402,965

TOTAL UNITED STATES		711,888,600
TOTAL COMMON STOCKS (Cost $371,755,598)		711,888,600

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.02	3,511,317	3,512,019
Fidelity Securities Lending Cash Central Fund (e)(f)	4.02	7,129,988	7,130,701
TOTAL MONEY MARKET FUNDS (Cost $10,642,720)			10,642,720

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $382,398,318)	722,531,320
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(7,480,841)
NET ASSETS - 100.0%	715,050,479

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,351,872.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Blu Homes Inc	5/21/2020	20,739

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,715,820	104,613,187	105,816,932	95,625	(56)	-	3,512,019	3,511,317	0.0%
Fidelity Securities Lending Cash Central Fund	1,886,925	131,028,261	125,784,461	15,847	(24)	-	7,130,701	7,129,988	0.0%
Total	6,602,745	235,641,448	231,601,393	111,472	(80)	-	10,642,720

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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